Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 21 - Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company measures its foreign currency derivative contracts and its long-term liabilities with respect to contingent consideration at fair value. The Company's foreign currency derivative contracts are classified within Level 2, because they are valued utilizing market observable inputs. The long-term liabilities arising from contingent consideration are classified within Level 3 because they are valued using significant inputs that are unobservable in the market such as the Company's weighted average cost of capital.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and December 31, 2013, aggregated by the level in the fair-value hierarchy within which those measurements fall:

		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2014	(Level 1)	(Level 2)	(Level 3)

		U.S. Dollars

Liabilities
Foreign currency
derivative contracts	89	-	89	-
Contingent consideration	1,900	-	-	1,900

Total Liabilities	1,989	-	89	1,900

		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2013	(Level 1)	(Level 2)	(Level 3)

		U.S. Dollars

Assets
Foreign currency
derivative contracts	7	-	7	-
Total Assets	7	-	7	-
Liabilities
Contingent consideration	2,030	-	-	2,030

Total Liabilities	2,030	-	-	2,030

The Company's accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of level 1, level 2, or level 3 for the years ended December 31, 2014 and 2013.

The following tables present a roll-forward of the fair value of Level 3 (significant unobservable inputs) liabilities for the year ended December 31, 2014 and 2013:

Level 3
U.S. Dollars
Contingent
consideration

December 31, 2013	2,030
Settlement of liabilities	(268)
Revaluation of fair value included in statement of operations	138

December 31, 2014	1,900
Level 3
U.S. Dollars
Contingent
consideration

December 31, 2012	5,303
Settlement of liabilities	(639)
Revaluation of fair value included in statement of operations	(2,634)

December 31, 2013	2,030

The adjustments to fair value of the contingent consideration are recorded in the finance income (expense), net in the statement of operations.

The fair value of the contingent payment for Printar as of December 31, 2014, was based on the $2,000 outstanding of the $2,500 transaction price, discounted from the estimated payment dates to the valuation date using the weighted average cost of capital of 28%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs. Key assumptions include management's estimation about future sales.

The fair value of the contingent consideration arrangement for SELA as of December 31, 2014, was estimated based on future earn-out payments discounted to the valuation date using the weighted average cost of capital of 21%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs. Key assumptions include management's estimation about future sales.